Quarterly Holdings Report
for
Fidelity® International Enhanced Index Fund
May 31, 2023
IEI-NPRT3-0723
1.870940.115
Common Stocks - 98.1%
	Shares	Value ($)
Australia - 6.7%
ANZ Group Holdings Ltd.	559,459	8,321,712
APA Group unit	428,602	2,798,993
Aristocrat Leisure Ltd.	231,911	5,603,948
BHP Group Ltd.	453,989	12,408,386
BHP Group Ltd. sponsored ADR (a)	16,606	911,669
Brambles Ltd.	472,091	4,219,164
Commonwealth Bank of Australia	56,629	3,564,827
Computershare Ltd.	117,457	1,708,302
Fortescue Metals Group Ltd.	782,979	9,788,529
Macquarie Group Ltd.	69,289	7,695,086
Medibank Private Ltd.	598,609	1,390,034
Pilbara Minerals Ltd.	1,794,541	5,147,613
Qantas Airways Ltd. (b)	1,337,500	5,785,346
Rio Tinto Ltd.	69,990	4,871,175
Rio Tinto PLC	110,645	6,538,186
Scentre Group unit	2,060,126	3,631,424
Stockland Corp. Ltd. unit	292,199	809,659
Suncorp Group Ltd.	382,439	3,308,474
Telstra Group Ltd.	3,203,530	9,085,089
Transurban Group unit	130,937	1,263,893
Wesfarmers Ltd.	302,141	9,368,471
TOTAL AUSTRALIA		108,219,980
Belgium - 0.9%
Ageas	158,865	6,339,037
D'ieteren Group	7,589	1,311,691
Solvay SA Class A	66,380	6,929,327
TOTAL BELGIUM		14,580,055
China - 0.6%
BOC Hong Kong (Holdings) Ltd.	2,667,500	7,920,282
SITC International Holdings Co. Ltd.	338,000	587,042
Wilmar International Ltd.	332,200	960,513
TOTAL CHINA		9,467,837
Denmark - 3.4%
A.P. Moller - Maersk A/S:
Series A	1,384	2,322,344
Series B	1,186	1,996,024
Carlsberg A/S Series B	14,782	2,232,165
Genmab A/S (b)	27,070	10,588,411
Novo Nordisk A/S:
Series B	202,124	32,528,026
Series B sponsored ADR	29,313	4,703,564
TOTAL DENMARK		54,370,534
Finland - 1.8%
Elisa Corp. (A Shares)	86,715	4,856,938
Kesko Oyj	249,569	4,717,727
Kone OYJ (B Shares)	157,777	8,005,713
Nordea Bank ABP	1,095,555	10,769,993
TOTAL FINLAND		28,350,371
France - 11.4%
Aeroports de Paris SA	22,790	3,461,589
Air Liquide SA	101,312	16,975,104
Airbus Group NV	937	123,052
bioMerieux SA	3,381	338,410
BNP Paribas SA (a)	35,991	2,092,455
Compagnie de St.-Gobain	130,485	7,224,827
Danone SA	15,178	898,369
Edenred SA	99,659	6,400,052
Eiffage SA	59,407	6,325,884
Engie SA	241,111	3,625,493
Eurazeo SA	5,181	353,876
Gecina SA	8,237	843,034
Hermes International SCA	7,371	14,984,020
Kering SA	7,647	4,088,559
L'Oreal SA	43,037	18,426,131
La Francaise des Jeux SAEM (c)	84,813	3,269,078
Legrand SA	38,051	3,597,908
LVMH Moet Hennessy Louis Vuitton SE	38,098	33,310,156
Orange SA ADR	55,037	662,095
Pernod Ricard SA	9,090	1,963,664
Publicis Groupe SA	37,008	2,748,504
Safran SA	78,845	11,414,534
Societe Generale Series A (a)	110,862	2,563,163
TotalEnergies SE	396,226	22,359,358
Ubisoft Entertainment SA (b)	110,148	3,132,925
VINCI SA	114,236	12,982,401
Wendel SA	6,516	684,655
TOTAL FRANCE		184,849,296
Germany - 8.0%
Allianz SE	6,361	1,362,199
Beiersdorf AG	20,036	2,551,774
Commerzbank AG	392,500	3,943,707
Continental AG	18,733	1,247,076
Deutsche Bank AG	430,045	4,355,881
Deutsche Borse AG	64,216	11,107,042
Deutsche Lufthansa AG (b)	857,474	8,395,634
Deutsche Telekom AG	327,920	7,275,086
E.ON SE	308,124	3,724,991
Evonik Industries AG	80,783	1,618,611
Fresenius SE & Co. KGaA	120,819	3,304,780
GEA Group AG	24,578	1,032,204
Henkel AG & Co. KGaA	11,050	792,777
Infineon Technologies AG	358,998	13,365,141
Knorr-Bremse AG	52,669	3,601,939
Mercedes-Benz Group AG:
ADR	50,266	937,964
(Germany)	29,202	2,182,954
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,955	4,268,086
Rational AG	1,024	686,832
RWE AG	248,325	10,383,801
SAP SE	114,998	15,079,199
Scout24 AG (c)	16,030	1,028,068
Siemens AG	110,804	18,234,227
Siemens AG sponsored ADR	43,439	3,566,342
Siemens Energy AG (b)	126,765	3,216,749
Telefonica Deutschland Holding AG	972,303	2,738,541
TOTAL GERMANY		130,001,605
Hong Kong - 2.2%
AIA Group Ltd.	995,032	9,565,442
ASMPT Ltd.	334,400	2,848,429
Hong Kong Exchanges and Clearing Ltd.	285,900	10,464,142
Jardine Matheson Holdings Ltd.	119,400	5,732,394
New World Development Co. Ltd.	593,000	1,416,151
WH Group Ltd. (c)	7,164,455	3,742,138
Xinyi Glass Holdings Ltd.	1,057,000	1,563,136
TOTAL HONG KONG		35,331,832
Ireland - 0.5%
CRH PLC	58,300	2,758,910
CRH PLC sponsored ADR	111,105	5,281,932
TOTAL IRELAND		8,040,842
Israel - 0.5%
Bank Hapoalim BM (Reg.)	84,028	675,998
Wix.com Ltd. (b)	106,874	8,145,936
TOTAL ISRAEL		8,821,934
Italy - 1.6%
Assicurazioni Generali SpA	352,090	6,667,023
Coca-Cola HBC AG	42,400	1,259,514
Eni SpA	493,822	6,571,167
Intesa Sanpaolo SpA	848,176	1,969,850
Poste Italiane SpA (c)	473,811	4,910,603
Prysmian SpA	4,386	162,540
Terna - Rete Elettrica Nazionale	472,523	3,955,785
TOTAL ITALY		25,496,482
Japan - 23.4%
Ajinomoto Co., Inc.	287,500	11,186,345
ASAHI INTECC Co. Ltd.	49,800	948,997
BayCurrent Consulting, Inc.	37,800	1,386,384
Bridgestone Corp.	259,100	10,559,266
Canon, Inc.	215,000	5,329,187
Chubu Electric Power Co., Inc.	563,700	6,728,391
Dai Nippon Printing Co. Ltd.	104,600	2,984,281
Daiichi Sankyo Kabushiki Kaisha	345,300	11,228,879
Dentsu Group, Inc.	128,200	4,122,275
Disco Corp.	36,000	5,236,847
FANUC Corp.	139,100	4,757,756
Fast Retailing Co. Ltd.	51,500	12,079,813
FUJIFILM Holdings Corp.	62,000	3,797,208
Hamamatsu Photonics K.K.	140,200	7,154,653
Hirose Electric Co. Ltd.	27,400	3,720,854
Hitachi Construction Machinery Co. Ltd.	77,800	1,926,503
Hitachi Ltd.	207,900	12,006,197
Honda Motor Co. Ltd.	322,500	9,176,650
Hoya Corp.	109,984	13,865,918
Itochu Corp.	120,800	4,093,284
Japan Post Bank Co. Ltd.	803,400	6,002,795
Kamigumi Co. Ltd.	24,300	541,550
Kansai Electric Power Co., Inc.	275,500	3,155,916
Keyence Corp.	5,100	2,481,823
Kikkoman Corp.	7,000	413,494
Kintetsu Group Holdings Co. Ltd.	89,800	2,974,534
Kyowa Hakko Kirin Co., Ltd.	29,400	565,527
Lawson, Inc.	82,000	3,578,396
Marubeni Corp.	123,550	1,766,457
Mazda Motor Corp.	534,800	4,536,909
Mitsubishi Chemical Holdings Corp.	1,215,400	6,833,108
Mitsubishi Corp.	310,000	12,428,925
Mitsubishi Electric Corp.	254,658	3,324,765
Mitsubishi Heavy Industries Ltd.	39,200	1,661,692
Mitsubishi UFJ Financial Group, Inc.	361,100	2,401,239
Mitsui & Co. Ltd.	411,400	13,004,167
Nintendo Co. Ltd.	55,100	2,339,766
Nippon Express Holdings, Inc.	80,100	4,501,583
Nippon Paint Holdings Co. Ltd.	149,800	1,151,522
Nippon Telegraph & Telephone Corp.	27,300	775,613
Nissan Chemical Corp.	34,700	1,509,291
Nissan Motor Co. Ltd. sponsored ADR	87,636	652,012
Nitto Denko Corp.	105,300	7,504,963
OBIC Co. Ltd.	21,000	3,404,917
Olympus Corp.	553,100	8,406,167
Ono Pharmaceutical Co. Ltd.	134,500	2,515,027
Open House Group Co. Ltd.	31,800	1,223,384
Oracle Corp. Japan	57,800	4,430,676
Otsuka Holdings Co. Ltd.	110,000	4,081,193
Panasonic Holdings Corp.	990,300	10,343,374
Recruit Holdings Co. Ltd.	365,100	11,169,243
Renesas Electronics Corp. (b)	685,700	11,098,192
Ricoh Co. Ltd.	377,200	3,156,757
Seiko Epson Corp.	71,900	1,093,530
Sekisui House Ltd.	70,000	1,368,347
Shin-Etsu Chemical Co. Ltd.	469,300	14,448,030
Shin-Etsu Chemical Co. Ltd. ADR (a)	30,225	465,465
Shionogi & Co. Ltd.	82,500	3,706,405
Shiseido Co. Ltd.	53,100	2,418,227
Shizuoka Financial Group	70,500	519,167
SoftBank Corp.	991,700	10,567,817
Sony Group Corp.	123,300	11,563,121
Subaru Corp.	138,100	2,377,907
Sumitomo Chemical Co. Ltd.	529,900	1,582,188
Sumitomo Corp.	373,400	7,065,990
Suntory Beverage & Food Ltd.	16,200	596,490
Sysmex Corp.	12,100	792,829
Takeda Pharmaceutical Co. Ltd.	102,500	3,262,174
TDK Corp.	52,200	2,000,703
Tokio Marine Holdings, Inc.	546,700	12,238,874
Tokyo Gas Co. Ltd.	63,100	1,344,654
Toppan, Inc.	108,000	2,312,320
Toyota Motor Corp.	500,695	6,820,370
Toyota Tsusho Corp.	102,900	4,534,764
USS Co. Ltd.	82,100	1,337,053
Yokogawa Electric Corp.	89,200	1,685,085
Z Holdings Corp.	892,500	2,223,483
ZOZO, Inc.	328,900	6,713,738
TOTAL JAPAN		379,263,396
Luxembourg - 0.4%
ArcelorMittal SA:
(Netherlands)	257,090	6,383,685
rights (b)(d)	257,090	55,212
TOTAL LUXEMBOURG		6,438,897
Macau - 0.0%
Galaxy Entertainment Group Ltd. (b)	82,000	508,413
Netherlands - 5.6%
ASML Holding NV:
(depository receipt)	6,450	4,662,899
(Netherlands)	48,783	35,286,048
ING Groep NV (Certificaten Van Aandelen)	103,660	1,277,204
Koninklijke Ahold Delhaize NV	219,312	6,952,974
Koninklijke KPN NV	501,558	1,725,483
Koninklijke Philips Electronics NV	513,327	9,698,082
NN Group NV	48,270	1,739,810
OCI NV	1,020	22,667
Shell PLC:
(London)	1,024,920	28,178,115
rights (b)(d)	1,024,920	295,380
Wolters Kluwer NV	10,669	1,217,957
Wolters Kluwer NV rights (b)(d)	28,737	36,246
TOTAL NETHERLANDS		91,092,865
New Zealand - 0.2%
Meridian Energy Ltd.	630,970	2,017,976
Xero Ltd. (b)	10,758	769,380
TOTAL NEW ZEALAND		2,787,356
Norway - 0.4%
DNB Bank ASA	169,586	2,840,894
Equinor ASA	9,441	239,642
Gjensidige Forsikring ASA	192,374	3,232,172
TOTAL NORWAY		6,312,708
Singapore - 1.7%
Oversea-Chinese Banking Corp. Ltd.	607,800	5,514,831
Singapore Exchange Ltd.	34,200	234,693
STMicroelectronics NV (France)	268,520	11,687,756
United Overseas Bank Ltd.	468,255	9,674,560
TOTAL SINGAPORE		27,111,840
Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	258,444	8,596,925
Aena SME SA (c)	18,440	2,881,677
Banco Bilbao Vizcaya Argentaria SA	1,013,028	6,660,343
Banco Santander SA (Spain) (a)	988,057	3,228,011
Iberdrola SA	1,282,436	15,660,885
Industria de Diseno Textil SA	362,254	12,119,487
Naturgy Energy Group SA	17,587	500,423
Red Electrica Corporacion SA	155,458	2,632,949
TOTAL SPAIN		52,280,700
Sweden - 3.3%
Atlas Copco AB:
(A Shares)	250,555	3,665,252
(B Shares)	127,166	1,600,737
Epiroc AB (A Shares)	148,412	2,606,861
Essity AB (B Shares)	98,986	2,630,675
Evolution AB (c)	61,777	8,115,639
Fastighets AB Balder (b)	1,150,127	3,862,090
Industrivarden AB (A Shares)	81,720	2,198,920
Kinnevik AB (B Shares) (b)	127,278	1,826,752
Securitas AB (B Shares) (a)	61,458	452,618
Skandinaviska Enskilda Banken AB (A Shares)	175,619	1,836,007
Svenska Handelsbanken AB (A Shares)	1,040,840	8,240,515
Swedbank AB (A Shares)	123,650	1,892,044
Swedish Orphan Biovitrum AB (b)	160,644	3,227,151
Telia Co. AB	359,794	838,998
Volvo AB (B Shares)	552,252	10,190,794
TOTAL SWEDEN		53,185,053
Switzerland - 5.1%
ABB Ltd.:
(Reg.)	305,797	11,169,890
sponsored ADR	67,514	2,460,885
Alcon, Inc. (Switzerland)	37,183	2,884,821
Banque Cantonale Vaudoise	197	19,824
Compagnie Financiere Richemont SA	8,645	1,372,213
Compagnie Financiere Richemont SA Series A	100,080	15,934,284
Givaudan SA	1,486	4,888,340
Novartis AG	313,281	30,026,958
Partners Group Holding AG	711	640,778
Schindler Holding AG (participation certificate)	10,599	2,194,863
SGS SA (Reg.)	2,000	177,524
Sig Group AG	24,607	671,137
Swiss Life Holding AG	12,390	7,155,795
Zurich Insurance Group Ltd.	6,508	3,044,093
TOTAL SWITZERLAND		82,641,405
United Kingdom - 11.7%
3i Group PLC	160,138	3,906,562
Admiral Group PLC	21,984	635,818
Ashtead Group PLC	18,884	1,151,047
AstraZeneca PLC (United Kingdom)	103,358	15,054,157
Aviva PLC	1,115,072	5,467,924
BAE Systems PLC	735,020	8,495,028
Barclays PLC	1,093,144	2,064,484
Barclays PLC sponsored ADR	185,548	1,395,321
BP PLC	2,011,159	11,298,742
BP PLC sponsored ADR	15,062	507,740
British American Tobacco PLC (United Kingdom)	114,262	3,616,917
Bunzl PLC	5,175	202,393
Burberry Group PLC	264,189	7,078,861
CK Hutchison Holdings Ltd.	1,012,000	6,101,030
CNH Industrial NV	37,820	483,088
Coca-Cola European Partners PLC	42,150	2,629,739
Compass Group PLC	176,828	4,845,832
Diageo PLC	51,846	2,155,370
Direct Line Insurance Group PLC	53,531	110,473
Hargreaves Lansdown PLC	80,364	801,950
HSBC Holdings PLC:
(United Kingdom)	2,073,293	15,195,799
sponsored ADR (a)	230,499	8,486,973
Imperial Brands PLC	186,001	3,921,076
InterContinental Hotel Group PLC	91,913	6,047,943
InterContinental Hotel Group PLC ADR	53,632	3,558,483
Legal & General Group PLC	412,935	1,171,682
Lloyds Banking Group PLC	7,467,844	4,114,550
NatWest Group PLC	1,028,494	3,332,509
Reckitt Benckiser Group PLC	177,714	13,819,322
Reckitt Benckiser Group PLC ADR	13,198	207,077
Rolls-Royce Holdings PLC (b)	5,256,877	9,391,456
Sage Group PLC	518,510	5,617,954
Schroders PLC	793,672	4,498,085
SSE PLC	292,771	6,866,910
Standard Chartered PLC (United Kingdom)	42,679	336,382
Tesco PLC	2,200,742	7,151,116
Unilever PLC	300,600	15,040,534
Vodafone Group PLC	3,079,634	2,928,521
TOTAL UNITED KINGDOM		189,688,848
United States of America - 5.5%
CSL Ltd.	9,001	1,793,822
GSK PLC	495,455	8,315,826
GSK PLC sponsored ADR	193,980	6,517,728
Holcim AG	185,392	11,427,842
Nestle SA (Reg. S)	238,814	28,308,129
QIAGEN NV (Germany) (b)	59,703	2,693,696
Roche Holding AG:
(Bearer)	6,672	2,249,030
(participation certificate)	49,866	15,882,764
Sanofi SA	118,501	12,018,043
Schneider Electric SA	3,904	675,388
TOTAL UNITED STATES OF AMERICA		89,882,268
TOTAL COMMON STOCKS (Cost $1,427,736,482)		1,588,724,517

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Germany - 0.7%
Dr. Ing. h.c. F. Porsche AG Series F (c)	16,753	2,079,931
Volkswagen AG	77,070	9,655,461

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,544,203)		11,735,392

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e)	19,330,171	19,334,037
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	16,154,648	16,156,263
TOTAL MONEY MARKET FUNDS (Cost $35,490,300)		35,490,300

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,475,770,985)	1,635,950,209
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(15,531,675)
NET ASSETS - 100.0%	1,620,418,534

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	15	Jun 2023	1,540,050	14,167	14,167

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,027,134 or 1.6% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $648,716 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	18,255,010	307,857,562	306,778,535	683,353	-	-	19,334,037	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	5,934,742	177,699,841	167,478,320	254,888	-	-	16,156,263	0.1%
Total	24,189,752	485,557,403	474,256,855	938,241	-	-	35,490,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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